Capital and other commitments - Summary of Capital and Other Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 194	$ 136
Property, plant and equipment [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	52	46
Intangible assets [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	7	7
Key money [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 135	$ 83